Risk management - Credit risk portfolio - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) NumberOfCustomers	Dec. 31, 2020 EUR (€)
Disclosure Of Credit Risk Exposure [Table]
Number of payment holidays granted to customers related to COVID-19 pandemic | NumberOfCustomers	137,000
Percentage of increase (decrease) in portfolio size	2.99%
Outstanding amount in portfolio	€ 913,977	€ 887,454
Number of customers that have been granted payment holidays | NumberOfCustomers	137,000
Exposure of loans for which payment holiday was granted	€ 15,300
Percent of granted payment holidays expire	99.80%
Aviation [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 4,300
Percentage Of net Outstandings	0.50%
Hospitality & Leisure [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease) in exposures	€ (600)
Outstanding amount in portfolio	€ 5,400
Percentage Of net Outstandings	0.59%
Non-food Retail [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease) in exposures	€ 500
Outstanding amount in portfolio	€ 7,900
Percentage Of net Outstandings	0.87%
Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease) in exposures	€ 8,000
Outstanding amount in portfolio	53,855	45,549
Real Estate [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 52,700	€ 53,600
Percentage Of net Outstandings	5.80%	6.00%
Italy [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 16,700
Switzerland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	11,100
Turkey [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	8,300
Romania [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	9,500
Russian Federation [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,800
Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 229,682	€ 225,532
Overall portfolio percent	25.10%	25.40%
Netherlands [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 3,734	€ 2,830
Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	42,063	39,101
Poland [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	722	626
Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	37,542	34,512
Spain [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	291	286
UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	28,567	31,018
UK [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,487	3,435
Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	31,887	25,330
Luxembourg [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 2,497	959
Belgium And Netherlands [Member]
Disclosure Of Credit Risk Exposure [Table]
Percent of customers located in specific area, related to payment holidays	57.00%
Exposure of loans for which payment holiday was granted	€ 15,300
Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	51,382	48,451
Australia [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,013	821
Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	117,919	121,282
Belgium [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,180	1,214
Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	141,956	140,722
Germany [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,208	1,102
France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,517	22,721
France [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	405	316
Austria [Member] | Residential mortgage loans [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease) in exposures	(1,300)
Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Foreign exchange rate changes, negative impact on portfolio growth amount	11,500
Pre-settlement [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		46,086
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 413,985	€ 388,270
Percentage Of net Outstandings	45.30%	43.80%
Business Lending [Member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 50,451	€ 43,209
Business Lending [Member] | Switzerland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	10,082	9,544
Business Lending [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	107,200	100,918
Business Lending [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18,245	16,176
Business Lending [Member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	15,321	13,864
Business Lending [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	23,628	16,332
Business Lending [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	10,805	10,019
Business Lending [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	50,231	50,245
Business Lending [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	31,563	35,069
Business Lending [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	10,971	9,513
Business Lending [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	37,978	37,435
Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 344,188	331,288
Private Individuals [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	62.00%
Private Individuals [member] | Netherlands [member] | Excluding Central Banks [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	63.00%
Private Individuals [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease) in exposures	€ (4,600)
Retail Benelux [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 244,232	240,520
Industry composition percentage	66.00%
Retail Benelux [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 1,225	1,090
Retail Benelux [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	152,597	149,686
Retail Benelux [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	45	55
Retail Benelux [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	83	66
Retail Benelux [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	187	193
Retail Benelux [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,769	4,373
Retail Benelux [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18	22
Retail Benelux [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	84,748	84,104
Retail Benelux [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	508	542
Retail Benelux [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	606	618
Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 243,334	236,377
Industry composition percentage	76.00%
Retail Challengers & Growth Markets [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 692	553
Retail Challengers & Growth Markets [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	173	645
Retail Challengers & Growth Markets [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,560	20,750
Retail Challengers & Growth Markets [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	27,294	25,255
Retail Challengers & Growth Markets [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	109	170
Retail Challengers & Growth Markets [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	468	864
Retail Challengers & Growth Markets [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	42,405	40,294
Retail Challengers & Growth Markets [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	948	642
Retail Challengers & Growth Markets [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	118,734	119,032
Retail Challengers & Growth Markets [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,123	6,447
Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 685,831	€ 646,357
Rating class concentration increase or (decrease) percentage	75.00%	72.80%
Percentage Of net Outstandings	99.00%
Investment grade [member] | Non-food Retail [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	43.60%	42.40%
Investment grade [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 180,698	€ 169,111
Investment grade [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,856	26,045
Investment grade [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	29,522	26,622
Investment grade [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	22,820	25,924
Investment grade [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,150	19,528
Investment grade [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	38,200	34,545
Investment grade [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	78,195	78,294
Investment grade [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 119,311	€ 118,082
Investment grade [member] | America [member]
Disclosure Of Credit Risk Exposure [Table]
Credit grade percentage	73.00%	66.30%
Investment grade [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 20,622	€ 16,688
Investment grade [member] | Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Table]
Rating class concentration increase or (decrease) percentage	76.10%	76.60%
Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 212,037	€ 221,772
Rating class concentration increase or (decrease) percentage	23.20%	25.00%
Non-investment grade [member] | Hospitality & Leisure [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	58.10%
Non-investment grade [member] | Non-food Retail [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	50.80%	53.10%
Non-investment grade [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 45,530	€ 51,818
Non-investment grade [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	14,148	11,979
Non-investment grade [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,647	7,468
Non-investment grade [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,234	4,837
Non-investment grade [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,568	5,530
Non-investment grade [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	11,998	12,651
Non-investment grade [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	35,600	38,113
Non-investment grade [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 21,250	€ 21,185
Non-investment grade [member] | America [member]
Disclosure Of Credit Risk Exposure [Table]
Credit grade percentage	25.10%	31.10%
Non-investment grade [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 5,774	€ 5,870
Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 3,985	€ 5,798
Rating class concentration increase or (decrease) percentage	0.40%	0.70%
Substandard grade [member] | Aviation [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	0.30%	1.20%
Substandard grade [member] | Hospitality & Leisure [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	9.00%	9.70%
Substandard grade [member] | Non-food Retail [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	1.90%	1.00%
Substandard grade [member] | Real Estate [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	0.50%	1.00%
Substandard grade [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 1,230	€ 1,794
Percentage Of net Outstandings	0.50%	0.80%
Substandard grade [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 290	€ 215
Substandard grade [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	89	102
Substandard grade [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	56	101
Substandard grade [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	81	191
Substandard grade [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	217	349
Substandard grade [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 868	€ 1,159
Percentage Of net Outstandings	0.70%	1.00%
Substandard grade [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 390	€ 516
Substandard grade [member] | America [member]
Disclosure Of Credit Risk Exposure [Table]
Credit grade percentage	0.30%
Substandard grade [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 2	37
Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 12,124	€ 13,526
Rating class concentration increase or (decrease) percentage	1.30%	1.50%
Non-performing grade [member] | Aviation [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	1.90%	4.50%
Non-performing grade [member] | Hospitality & Leisure [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	7.40%	6.20%
Non-performing grade [member] | Non-food Retail [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	3.60%
Non-performing grade [member] | Real Estate [Member]
Disclosure Of Credit Risk Exposure [Table]
Percentage Of net Outstandings	1.30%	1.20%
Non-performing grade [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 2,224	€ 2,808
Percentage Of net Outstandings	1.00%	1.20%
Non-performing grade [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 768	€ 862
Non-performing grade [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	284	320
Non-performing grade [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 458	€ 156
Credit grade percentage	1.60%	0.50%
Non-performing grade [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 87	€ 81
Non-performing grade [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	966	905
Non-performing grade [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 3,256	€ 3,715
Percentage Of net Outstandings	2.80%	3.10%
Non-performing grade [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 1,006	€ 939
Non-performing grade [member] | America [member]
Disclosure Of Credit Risk Exposure [Table]
Credit grade percentage	1.50%	1.80%
Non-performing grade [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 119	€ 126
US Dollar [member] | Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Appreciation (depreciation) in currency value	8.30%
Australia, Dollars [member] | Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Appreciation (depreciation) in currency value	1.80%
Turkey, New Lira | Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Appreciation (depreciation) in currency value	(40.20%)
British pound [member] | Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Appreciation (depreciation) in currency value	7.00%